January 2, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Funds Trust ("Registrant")
 1933 Act File No.: 333-34844
 1940 Act File No.: 811-09903
 CIK No.: 0001111565

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Registrant that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 77 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 27, 2023.

Please address any comments or questions to my attention at 412-234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley

Associate Paralegal